INCOME TAX - Effect of the current and deferred taxes in each component of other comprehensive income in equity - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of other comprehensive income that will be reclassified to profit or loss, before tax [abstract]
Hedged Items	$ (630,465)	$ 514,713	$ (797,514)
Hedging non-derivative instruments	613,587	(500,007)	760,997
Cash flow hedges	177,002	55,081	(35,923)
Foreign currency translation differences for foreign operations	(372,722)	247,019	(409,671)
Unrealized (losses) gains on securities at FVOCI	(301,599)	(163,387)	1,681,726
Investments in associates	(56,424)	15,329	(35,892)
Total other comprehensive income that will be reclassified to profit or loss, before tax	(570,621)	168,748	1,163,723
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss [abstract]
Tax (expense) income - Hedging of net investments in foreign subsidiaries operations, deferred	2,447	(1,988)	3,972
Current tax (expense) income - Hedging derivatives in foreign currency			919
Deferred tax (expense) income - Hedging derivatives in foreign currency			(2,930)
Deferred tax (expense) income - Hedging non-derivative instrument	(218,090)	176,097	(266,321)
Tax (expense) income - Cash flow hedges, deferred	(138,554)	45,697	(83,357)
Tax (expense) income - Foreign currency translation differences for foreign operations, deferred	37,687	(17,298)	44,884
Tax (expense) income - Debt financial instruments, deferred	145,414	36,715	(517,560)
Tax (expense) income - Investment in associates and joint ventures	1,949	(548)	1,660
Total income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(169,147)	238,675	(818,733)
Current income tax relating to components of other comprehensive income that will be reclassified to profit or loss			919
Deferred income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(169,147)	238,675	(819,652)
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Net gain (loss) on hedges of net investments in foreign operations - Hedging derivative instrument	(628,018)	512,725	(793,542)
Net gain (loss) on hedges of net investments in foreign operations - Foreign currency translation differences from hedged foreign operations			(2,011)
Net gain (loss) on hedges of net investments in foreign operations - Hedging non-derivative instrument	395,497	(323,910)	494,676
Cash flow hedges	38,448	100,778	(119,280)
Foreign currency translation differences for foreign operations	(335,035)	229,721	(364,787)
Debt financial instruments	(156,185)	(126,672)	1,164,166
Investments in associates and joint ventures	(54,475)	14,781	(34,232)
Total items that may be reclassified to profit or loss	(739,768)	407,423	344,990
Components of other comprehensive income that will not be reclassified to profit or loss, before tax [abstract]
Transfer from owner-occupied property to investment property	(1,095)	16,741	(1,963)
Unrealized gains (losses) on equity financial securities	260,051	301,497	156,383
Actuarial gains (losses) from defined benefit pension plans	13,271	(12,346)	(54,630)
Total other comprehensive income that will not be reclassified to profit or loss, before tax	272,227	305,892	99,790
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss [abstract]
Tax (expense) income - Transfer from owner-occupied property to investment property, deferred	4,098	(6,699)	1,051
Tax (expense) income - Unrealized gains (losses) on equity financial securities, deferred	(1,365)	(10,668)	(10,646)
Tax (expense) income - Actuarial gains (losses) from defined benefit pension plans, deferred	(2,672)	3,535	14,673
Total tax (expense) income, deferred	61	(13,832)	5,078
Components of other comprehensive income that will not be reclassified to profit or loss, net of tax [abstract]
Transfer from owner-occupied property to investment property	3,003	10,042	(912)
Unrealized gains (losses) on equity financial securities	258,686	290,829	145,737
Actuarial gains (losses) from defined benefit pension plans	10,599	(8,811)	(39,957)
Total items that will not be reclassified to profit or loss	272,288	292,060	104,868
Tax (expense) income	(169,086)	224,843	(814,574)
Aggregate continuing and discontinued operations [member]
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Total items that may be reclassified to profit or loss	(568,226)	458,118	458,930
Components of other comprehensive income that will not be reclassified to profit or loss, net of tax [abstract]
Total items that will not be reclassified to profit or loss	271,691	288,015	103,597
Total other comprehensive income during the period net of taxes	(296,535)	746,133	562,527
Continuing and discontinued operations, continuing operations [member]
Components of other comprehensive income that will not be reclassified to profit or loss, net of tax [abstract]
Total other comprehensive income, before tax	(298,394)	474,640	(1,263,513)
Current tax (expense) income			919
Deferred tax (expense) income	(169,086)	224,843	(814,574)
Total other comprehensive income during the period net of taxes	(467,480)	699,483	449,858
Discontinued operations [member]
Components of other comprehensive income that will be reclassified to profit or loss, before tax [abstract]
Unrealized (losses) gains on securities at FVOCI	171,542	50,695	113,940
Total other comprehensive income that will be reclassified to profit or loss, before tax	171,542	50,695	113,940
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Debt financial instruments	171,542	50,695	113,940
Total items that may be reclassified to profit or loss	171,542	50,695	113,940
Components of other comprehensive income that will not be reclassified to profit or loss, before tax [abstract]
Actuarial gains (losses) from defined benefit pension plans	(796)	(5,393)	(1,694)
Total other comprehensive income that will not be reclassified to profit or loss, before tax	(796)	(5,393)	(1,694)
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss [abstract]
Tax (expense) income - Actuarial gains (losses) from defined benefit pension plans, deferred	199	1,348	423
Total tax (expense) income, deferred	199	1,348	423
Components of other comprehensive income that will not be reclassified to profit or loss, net of tax [abstract]
Actuarial gains (losses) from defined benefit pension plans	(597)	(4,045)	(1,271)
Total items that will not be reclassified to profit or loss	(597)	(4,045)	(1,271)
Total other comprehensive income, before tax	170,746	45,302	(112,246)
Deferred tax (expense) income	199	1,348	423
Total other comprehensive income during the period net of taxes	$ 170,945	$ 46,650	$ 112,669